UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     November 11, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Total Value: $ 289,661 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 5,566   2,473,912    SH    SOLE  N/A   1,770,512  N/A    703,400
AT & T Corp                  Common     00206R102   $20,705     766,550    SH    SOLE  N/A     661,700  N/A    104,850
Cameco Corp                  Common     13321L108   $10,508     378,000    SH    SOLE  N/A     378,000  N/A        -
China Life Insurance Co      ADR        16939P106   $ 5,052      76,890    SH    SOLE  N/A      39,800  N/A     37,090
Compugen Ltd                 Common     M25722105   $   153      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $17,344   6,495,770    SH    SOLE  N/A   5,032,000  N/A  1,463,770
General Cable Corp           Common     369300108   $13,453     343,625    SH    SOLE  N/A     276,800  N/A     66,825
Gerber Scientific Inc        Common     373730100   $12,399   2,073,400    SH    SOLE  N/A   1,588,000  N/A    485,400
Heska Corp                   Common     42805E108   $ 3,509   7,974,200    SH    SOLE  N/A   5,439,700  N/A  2,534,500
Home Depot Inc               Common     437076102   $ 4,023     151,000    SH    SOLE  N/A     150,000  N/A      1,000
Horsehead Holding Corp       Common     440694305   $ 9,422     803,900    SH    SOLE  N/A     778,350  N/A     25,550
ICICI Bank Ltd               ADR        45104G104   $17,997     466,725    SH    SOLE  N/A     372,500  N/A     94,225
Inovio Biomedical Corp       Common     45773H102   $   788     501,700    SH    SOLE  N/A     415,800  N/A     85,900
Matrix Service Co            Common     576853105   $ 9,811     902,596    SH    SOLE  N/A     770,696  N/A    131,900
McDermott Intl Inc           Common     580037109   $22,337     883,950    SH    SOLE  N/A     731,900  N/A    152,050
Microsoft Corp               Common     594918104   $12,922     502,400    SH    SOLE  N/A     424,800  N/A     77,600
MYR Group Inc                Common     55405W104   $12,222     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $13,576     367,900    SH    SOLE  N/A     293,900  N/A     74,000
Penford Corp                 Common     707051108   $ 5,300     739,200    SH    SOLE  N/A     628,200  N/A    111,000
Petroleo Brasileiro Sa       ADR        71654V101   $16,137     410,500    SH    SOLE  N/A     348,000  N/A     62,500
Potash Corp                  Common     73755L107   $10,558     116,870    SH    SOLE  N/A      97,800  N/A     19,070
Precision Castparts Corp     Common     740189105   $10,903     107,025    SH    SOLE  N/A      91,300  N/A     15,725
Providence Service Corp      Common     743815102   $12,487   1,070,935    SH    SOLE  N/A     821,888  N/A    249,047
Quixote Corp                 Common     749056107   $   498     200,000    SH    SOLE  N/A     200,000  N/A        -
Stealthgas Inc               Common     Y81669106   $11,239   1,789,685    SH    SOLE  N/A   1,404,285  N/A    385,400
Telekomunik Indonesia        ADR        715684106   $18,414     515,790    SH    SOLE  N/A     411,700  N/A    104,090
Tier Technologies Inc        Common     88650Q100   $ 3,605     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 8,490   7,382,230    SH    SOLE  N/A   5,004,600  N/A  2,377,630
Wal-Mart Stores Inc          Common     931142103   $   245       5,000    SH    SOLE  N/A         -    N/A      5,000